Derivative Financial Instruments and Hedge Accounting - Summary of Hedged Item (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	₩ (289,508)	$ (200,415)	₩ 34,741	₩ 53,923
Foreign currency translation reserve	39,631	$ 27,435	(186,708)	₩ (14,659)
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	4,341,767		5,559,577
Carrying amount - Liabilities	3,393,640		4,392,171
Accumulated amount of hedge adjustments - Assets	359,307		242,594
Accumulated amount of hedge adjustments - Liabilities	(134,929)		(174,129)
Changes in fair value	(7,157)		221,044
Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	(157,512)		108,318
Changes in fair value	495,067		(216,702)
Debt securities in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,516,538		2,062,063
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(5,529)		(15,065)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	(13,622)		27,699
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,285,924		1,699,241
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(628)		(44,081)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	39,119		21,357
Deposits in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	196,865		246,258
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	6,865		6,258
Changes in fair value	(3,624)		(6,272)
Deposits in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	1,044,993		301,107
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(1,334)		(7,593)
Changes in fair value	(6,254)		926
Debentures in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	1,342,625		2,320,923
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(117,375)		(109,077)
Changes in fair value	8,310		(35,453)
Debentures in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	809,157		1,523,883
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(23,085)		(63,717)
Changes in fair value	(29,794)		(4,989)
Interest rate | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	2,802,462		3,761,304
Carrying amount - Liabilities	3,393,640		4,392,171
Accumulated amount of hedge adjustments - Assets	(6,157)		(59,146)
Accumulated amount of hedge adjustments - Liabilities	(134,929)		(174,129)
Changes in fair value	(5,865)		3,268
Interest rate | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	(102,432)		160,165
Changes in fair value	344,686		(62,558)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,539,305		1,798,273
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	365,464		301,740
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	(1,292)		217,776
Currency | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,539,305		1,798,273
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	365,464		301,740
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	(1,292)		217,776
Currency | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	(55,080)		(51,847)
Changes in fair value	150,381		(154,144)
Currency | Hedge of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Foreign currency translation reserve	(276,478)		(316,109)
Changes in fair value	₩ (46,601)		₩ 253,679